Shareholders' equity	3 Months Ended
Mar. 31, 2020
Shareholders' equity.
Shareholders' equity

Note 13:—Shareholders' equity

a.

The Company’s board of directors and the Company’s shareholders approved a 1-for 6.69 reverse share split of the Company’s Ordinary shares and Protected ordinary shares during the second quarter of 2019. As a result of the reverse share split, (i) every 6.69 authorized, issued and outstanding Ordinary share or Protected ordinary share was decreased to one share of authorized, issued and outstanding Ordinary share or Protected ordinary share, (ii) the number of Ordinary shares into which each outstanding warrant or option to purchase an ordinary share is exercisable was proportionally decreased on a 1-for 6.69 basis, and (iii) all share prices and exercise prices were proportionally increased. All Ordinary shares and Protected ordinary shares, options, warrants, exercise prices, per share data and loss per share amounts have been adjusted retroactively for all periods presented in these financial statements to reflect the 1-for 6.69 reverse share split.

b.	The number of authorized shares was 75,000,000 (unaudited), 75,000,000 and 31,390,135 as of March 31, 2020, December 31, 2019 and 2018, respectively.
c.	Ordinary shares and Protected ordinary shares:

Immediately prior to the closing of the IPO 18,654,270 Protected ordinary shares were exchanged for Ordinary shares upon the adoption of the Company’s amended and restated articles of association.

Ordinary shares and Protected ordinary shares issued and outstanding consisted of the following as of:

	March 31,	December 31,
	2020	2019	2018
	(unaudited)
A1 protected ordinary shares	—	—	8,492,054
A2 protected ordinary shares	—	—	4,302,386
A3 protected ordinary shares	—	—	3,350,038
A4 protected ordinary shares	—	—	2,317,434
Ordinary shares	32,217,937	31,937,772	7,063,458
	32,217,937	31,937,772	25,525,370

Holders of Ordinary shares and Protected ordinary shares are entitled to one vote per share and dividends whenever funds are legally available and when, as, and if declared by the Company’s board of directors.

In November 2018, the Company issued 2,317,434 A4 Protected ordinary shares for an aggregate net amount of $52,995 from a new investor and certain existing investors at a share price of $22.88.

In February 2019, the Company issued 182,752 A4 Protected ordinary shares for an aggregate amount of $4,125, net of $60 issuance cost, to an existing investor at a share price of $22.88. This transaction was an extension of the November 2018 issuance of A4 Protected ordinary shares. Since all of the Protected ordinary shares purchased were issued to an existing investor, the incremental value between the share price and the fair value of the A4 Protected ordinary shares was accounted for as a deemed dividend in the amount of $632, which was recorded in the consolidated statements of changes in shareholders’ equity as an increase in share capital and additional paid-in capital with a corresponding increase in the accumulated deficit

d.   Share based compensation:

In 2011, the board of directors adopted the 2011 share option plan for employees, officers, directors and consultants (the “2011 Plan”). Each option granted under the 2011 Plan expires no later than ten years from the date of grant. The vesting period of the options is generally four years. As of December 31, 2019, the Company did not grant any awards under the 2011 Plan.

In 2019, the board of directors adopted the 2019 share incentive plan (the "2019 Plan") for employees, officers, directors and consultants of the Company The 2019 Plan provides for the grant of stock options (including incentive stock options and non-qualified stock options), Ordinary shares, restricted shares, restricted share units and other share-based awards. Ordinary shares subject to the 2011 Plan that expire or become exercisable without having been exercised in full, would become available again for future grant under the 2019 Plan.

Each option granted under the 2019 Plan expires no later than seven years from the date of grant. The vesting period of the options is generally four years.

As of March 31, 2020 and December 31, 2019, the number of Ordinary shares reserved and available for grant and issuance pursuant to the 2011 Plan and 2019 Plan were 6,422,377 and 4,862,550, respectively. In accordance with the 2019 Plan, on January 1,2020, the number of Ordinary shares available for grant increased in the amount of 1,840,016  (unaudited).

The total of ordinary shares available for future grants was 1,684,822 (unaudited) and 284,008 as of March 31, 2020 and December 31, 2019, respectively.

Status of options

The following table summarizes the status of the options as of and for:

			Weighted-average
			remaining
		Weighted-average	contractual
	Number of	exercise	term
	options	price	(in years)
Outstanding at December 31, 2018	2,974,891	5.86	8.32
Granted	1,829,455	16.87
Exercised	(161,398)	5.37
Forfeited	(182,659)	11.07
Outstanding at December 31, 2019	4,460,289	9.93	8.07
Exercisable at December 31, 2019	1,662,729	5.70	6.85
Granted (unaudited)	199,775	25.90
Exercised (unaudited)	(276,778)	7.18
Forfeited (unaudited)	(83,558)	11.46
Outstanding at March 31, 2020 (unaudited)	4,299,728	10.82	7.79
Exercisable at March 31, 2020 (unaudited)	1,876,598	7.31	7.05

The weighted-average grant-date fair value of options granted was $11.78 (unaudited) and $1.85 (unaudited) for the three months ended March 31, 2020 and 2019, respectively. The weighted-average grant-date fair value of options granted was $11.99, $1.27 and $0.40 per share for the years ended December 31, 2019, 2018 and 2017, respectively.

The fair value of these options was estimated on the grant date based on the following weighted average assumptions for:

	Three months
	ended
	March 31,		Year ended
	2020	2019	December 31,
	(unaudited)	(unaudited)	2019	2018	2017
Volatility	46%	50%	50%	45% – 50%	51% – 56%
Expected term in years	4.42 – 5.56	5.56 – 6.11	5.0 – 6.11	5.25 – 6.25	6.25
Risk-free interest rate	1.40%	2.59%	1.52% – 2.59%	2.0% – 3.07%	2.0% – 2.4%
Estimated fair value of underlying ordinary shares	27.9	20.0 – 23.08	12.8 – 22.64	8.69 – 18.47	4.75 – 5.56
Dividend yield	0%	0%	0%	0%	0%

The options outstanding under the 2011 Plan and 2019 Plan as of March 31, 2020 (unaudited) have been separated into exercise price groups as follows:

	Outstanding		Exercisable
		Weighted average		Weighted average
		remaining		remaining
	Number of	contractual	Number of	contractual
Exercise price	options	life (in years)	options	life (years)
$0.00 - $0.33	156,152	8.45	53,385	7.90
$1.61- $2.01	407,225	4.38	407,225	4.38
$4.48 - $5.55	1,310,243	7.54	796,711	7.38
$8.70 - $10.84	252,945	6.73	117,441	5.98
$12.78 - $18.46	1,428,806	8.74	376,172	8.74
$21.81 - $24.79	544,582	9.13	125,248	9.15
$25.82 - $27.90	199,775	6.88	416	6.88
	4,299,728	7.79	1,876,598	7.05
Aggregate intrinsic value	$61,692		$33,522

The options outstanding under the 2011 Plan and 2019 Plan as of December 31, 2019 have been separated into exercise price groups as follows:

	Outstanding		Exercisable
		Weighted average		Weighted average
		remaining		remaining
	Number of	contractual	Number of	contractual
Exercise price	options	life (in years)	options	life (years)
$0.00 - $0.33	157,655	8.64	45,546	7.78
$1.61 - $2.01	449,173	4.58	449,173	4.58
$4.48 - $5.55	1,482,296	7.63	880,095	7.38
$8.70 - $10.84	324,749	8.22	111,809	7.77
$12.78 - $18.46	1,475,433	8.97	93,148	8.86
$21.81 - $24.79	570,983	9.41	82,958	9.47
	4,460,289	8.07	1,662,729	6.85
Aggregate intrinsic value	$60,513		$29,601

Intrinsic value represents the potential amount receivable by the option holders had all option holders exercised their options as of such date.

The aggregate intrinsic value of the exercised options $6,260 (unaudited) and $234 (unaudited) for the three months ended March 31, 2020 and 2019, respectively, and $2,715,  $5,716 and $593 for the years ended December 31, 2019, 2018 and 2017, respectively.

The grant-date fair value of vested options was $5,182 (unaudited) and $1,618 (unaudited) for the three months ended March 31, 2020 and 2019, respectively, and was $5,768,  $972 and $501 for the years ended December 31, 2019, 2018 and 2017, respectively.

The total unrecognized compensation cost as of March 31, 2020 was $34,158 (unaudited), which will be recognized over a weighted-average period of 3.06 years (unaudited). The total unrecognized compensation cost as of December 31, 2019 was $26,227 which will be recognized over a weighted-average period of 2.91 years.

Status of RSU

		Weighted-average
	Number of	grant date
	RSU	fair value
Outstanding at December 31, 2018	—	—
Granted	124,727	22.95
Exercised	(849)	23.14
Forfeited	(5,625)	23.03
Outstanding at December 31, 2019	118,253	22.95
Granted (unaudited)	326,686	27.90
Exercised (unaudited)	(3,387)	24.31
Forfeited (unaudited)	(3,725)	23.09
Outstanding at March 31, 2020 (unaudited)	437,827	26.63

Stock-based compensation costs which include options and RSU included in the consolidated statements of operations were as follows:

	Three months ended
	March 31,		Year ended December 31,
	2020	2019	2019	2018	2017
	(unaudited)
Cost of revenue	$70	$22	$142	$12	$20
Research and development	1,042	635	3,197	731	286
Sales and marketing	527	256	1,853	1,480	836
General and administrative	1,123	833	3,707	9,425	261
	$2,762	$1,746	$8,899	$11,648	$1,403

d.   Secondary market transactions:

During 2018, certain ordinary shareholders (including employees or former employees and certain directors of the Company) sold the Company’s Ordinary shares in secondary market transactions to an existing investor of the Company. They sold an aggregate amount of 679,762 Ordinary shares for an aggregate consideration of $15,000 at an average price of $21.41‑$22.41 per share. The incremental value between the sale price and the fair value of the Ordinary shares at each date of sale resulted in aggregate stock-based compensation cost of $9,187 for the year ended December 31, 2018, recorded under operating expenses.